Schedule of Operating Lease Liability Maturity (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Lease
Remainder of fiscal year	$ 379,690
Year I	653,567	788,186
Year II	54,747	672,549
Year III	45,623	71,881
Year IV		42,958
Thereafter		1,575,574
Total undiscounted cash flows	1,133,627	1,575,574
Less: imputed interest	(30,223)	(55,645)
Present value of lease liabilities	$ 1,103,404	$ 1,519,929